Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 775	$ 1,550	$ 265
Finished goods	331	175	54
Total inventory	$ 1,106	$ 1,725	$ 319